STOCKHOLDERS' EQUITY (Details Textual) (USD $)	3 Months Ended		12 Months Ended		83 Months Ended	86 Months Ended		3 Months Ended	12 Months Ended		83 Months Ended	3 Months Ended	12 Months Ended		83 Months Ended	12 Months Ended							12 Months Ended				12 Months Ended											12 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014	Nov. 10, 2012	Mar. 31, 2014 Employee Stock Option [Member]	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Dec. 31, 2013 Employee Stock Option [Member]	Mar. 31, 2014 Nonemployee Stock Option [Member]	Dec. 31, 2013 Nonemployee Stock Option [Member]	Dec. 31, 2012 Nonemployee Stock Option [Member]	Dec. 31, 2013 Nonemployee Stock Option [Member]	Dec. 31, 2013 Restricted Stock [Member]	Dec. 31, 2013 Equity Incentive Plan 2013 [Member]	Dec. 31, 2013 Messrs. Madar Restricted Stock [Member]	Dec. 31, 2013 Mr. Shaffir Restricted Stock [Member]	Dec. 31, 2013 Mr. Novik Restricted Stock [Member]	Dec. 31, 2008 Odysseus Ventures LLP [Member]	Sep. 10, 2008 Odysseus Ventures LLP [Member]	Dec. 31, 2012 Consultant [Member] Employee Stock Option [Member]	Dec. 31, 2012 Consultant [Member] Nonemployee Stock Option [Member]	Dec. 31, 2013 Series A Preferred Stock [Member]	Sep. 10, 2008 Series A-2 Preferred Stock [Member] Investor [Member]	Dec. 31, 2013 Series A-3 Preferred Stock [Member]	Dec. 31, 2008 Series A-3 Preferred Stock [Member]	Dec. 31, 2010 Series A-3 Preferred Stock [Member] Investor [Member]	Dec. 31, 2009 Series A-3 Preferred Stock [Member] Investor [Member]	Dec. 31, 2008 Series A-3 Preferred Stock [Member] Investor [Member]	Nov. 10, 2012 Series A-4 Preferred Stock [Member]	Dec. 31, 2012 Series A-4 Preferred Stock [Member] Investor [Member]	Nov. 30, 2012 Series A-4 Preferred Stock [Member] Investor [Member]	Dec. 31, 2011 Series A-4 Preferred Stock [Member] Investor [Member]	Dec. 31, 2010 Series A-4 Preferred Stock [Member] Investor [Member]	Dec. 31, 2011 Series A -5 Preferred Stock [Member]	Dec. 31, 2012 Series A-6 Preferred Stock [Member] Investor [Member]	Nov. 28, 2012 Series A-6 Preferred Stock [Member] Investor [Member]	Dec. 31, 2008 Series A -1 Preferred Stock [Member] Odysseus Ventures LLP [Member]	Sep. 10, 2008 Series A -1 Preferred Stock [Member] Odysseus Ventures LLP [Member]	Mar. 31, 2014 Merger Agreement [Member]	Dec. 31, 2013 Merger Agreement [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2008 Common Stock [Member] Odysseus Ventures LLP [Member]	Dec. 31, 2013 Common Stock [Member] Merger Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stockholders Equity Note, Changes in Capital Structure, Subsequent Changes to Number of Common Shares																																										40,000,000	40,000,000
Stockholders Equity, Reverse Stock Split																																										7.5-for-1	7.68-for-1
Stock Issued During Period Shares Common Stock And Warrants Net Of Expenses																																												2,490,000			2,490,000
Stock Units Issued, Price Per Unit																																											1.25
Number of Warrants Included In Stock Unit																																											$ 1
Number of Share Included In Stock Unit																																											1
Warrants Expiration Period																																											5 years
Stock To Be Issued Upon Exercise Of Warrant Rights																																											1	7,603,795
Warrants Exercise Price																																											1,250
Proceeds from Issuance of Private Placement																																											3,112,000
Preferred Stock, Shares Outstanding			0	11,625,044	0																				11,794,568
Convertible Preferred Stock, Shares Issued upon Conversion																																												11,794,568
Common Stock, Shares, Issued	53,412,362		53,287,362	28,527,894	53,287,362	53,412,362																1,540,859
Preferred Stock, Shares Issued			0	11,625,044	0																					802,929			777,612	410,175	414,784		1,228,988		691,306	1,536,235			1,290,438		2,560,389
Proceeds from Issuance or Sale of Equity, Total																					250,000																	840,000		167,000						83,000
Preferred Stock, Value, Issued			0	12,000	0																					392,000			1,043,000					2,250,000			230,000		834,000
Preferred Stock, Dividend Rate, Percentage																												10.00%
Payments for Repurchase of Preferred Stock and Preference Stock																											783,000
Payments for Repurchase of Warrants			260,000
Temporary Equity, Carrying Amount, Attributable to Parent																											783,000
Series A -7 Preferred Stock Issued In Exchange Of Series A-3 Preferred Stock And Accrued Dividend			2,510,293
Preferred Stock Pre Valuation Money																											17,500,000					17,500,000					17,500,000
Series A -7 Preferred Stock Issued In Exchange Of Series A-4 Preferred Stock				4,098,983
Payments of Stock Issuance Costs																																						6,000
Series A -7 Preferred Stock Issued In Exchange Of Series A Amendments Shares							6,609,276
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																		200,000	300,000	300,000
Restricted Stock or Unit Expense			337,000	0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total								1,234	43,000		43,000	462	34,000		34,000	790,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 4 days							2 years 9 months 11 days	2 years 1 month 24 days			1 year 5 months 5 days	5 months 23 days			1 year 3 months 25 days
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																	14,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period																	9,019,872
Number of Options, Exercised									0	(117,775)			0	(245,798)									117,775	245,798																					363,573
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																	10 years
Share-based Compensation, Total	470,000	100,000	1,072,000	1,992,000	3,317,000	3,787,000			284,000	1,148,000	1,491,000		451,000	844,000	1,489,000
Proceeds from Stock Options Exercised									0	1,000			0	1,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value									11,217,000		11,217,000		8,475,000		8,475,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value									$ 10,640,000		$ 10,640,000		$ 8,193,000		$ 8,193,000